Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Line Items]
Dividends paid	$ 0	$ 0	$ 0